Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000163811
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small-Cap Fund
Class Name	Class A
Trading Symbol	EILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An overweight position in silicon wafer maker SUMCO Corp. hurt returns as a prolonged slowdown in demand for semiconductor wafers led to disappointing earnings

↓ An overweight in telecommunications provider Spark New Zealand Ltd. hurt returns on lower-than-expected earnings due to weak corporate and government demand

↓ An overweight position in Australian hardware and software distributor Dicker Data Ltd. fell in value as a weak macro-economic backdrop led to soft demand

↓ Among sectors, stock selections in consumer discretionary and health care, and selections and an overweight exposure to information technology hurt returns

↑ An overweight position in Japanese building materials company Sanwa Holdings Corp. doubled in value on strong demand and improved pricing that boosted sales

↑ An out-of-Index holding in Zegona Communications PLC doubled in value after it acquired Vodafone Spain and executed related business restructurings

↑ An out-of-Index holding in Australian online classified car advertising firm CAR Group Ltd. grew in value on steady double-digit revenue and earnings growth

↑ Among sectors, stock selections in consumer staples and communication services, and stock selections and an underweight position in energy helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$10,000	$10,000	$10,000
1/16	$8,994	$9,152	$9,249
2/16	$8,852	$8,984	$9,298
3/16	$9,620	$9,569	$10,071
4/16	$9,639	$9,846	$10,389
5/16	$9,743	$9,756	$10,402
6/16	$9,307	$9,429	$9,942
7/16	$9,771	$9,907	$10,532
8/16	$9,781	$9,914	$10,444
9/16	$10,074	$10,036	$10,738
10/16	$9,695	$9,830	$10,419
11/16	$9,468	$9,634	$10,161
12/16	$9,671	$9,964	$10,443
1/17	$10,098	$10,253	$10,819
2/17	$10,233	$10,400	$11,027
3/17	$10,582	$10,686	$11,238
4/17	$11,057	$10,958	$11,635
5/17	$11,522	$11,360	$12,018
6/17	$11,639	$11,340	$12,056
7/17	$12,142	$11,667	$12,480
8/17	$12,181	$11,663	$12,585
9/17	$12,569	$11,953	$12,931
10/17	$12,743	$12,134	$13,113
11/17	$13,024	$12,262	$13,299
12/17	$13,237	$12,458	$13,684
1/18	$13,919	$13,083	$14,322
2/18	$13,297	$12,493	$13,766
3/18	$13,377	$12,268	$13,615
4/18	$13,508	$12,548	$13,822
5/18	$13,438	$12,266	$13,724
6/18	$13,167	$12,116	$13,487
7/18	$13,317	$12,414	$13,564
8/18	$13,217	$12,174	$13,470
9/18	$13,217	$12,280	$13,372
10/18	$11,903	$11,303	$12,098
11/18	$11,823	$11,288	$11,979
12/18	$11,189	$10,740	$11,211
1/19	$12,028	$11,446	$12,162
2/19	$12,269	$11,738	$12,442
3/19	$12,269	$11,812	$12,436
4/19	$12,584	$12,144	$12,776
5/19	$11,986	$11,561	$12,105
6/19	$12,625	$12,247	$12,655
7/19	$12,353	$12,091	$12,599
8/19	$12,195	$11,778	$12,307
9/19	$12,437	$12,115	$12,621
10/19	$12,793	$12,551	$13,139
11/19	$13,286	$12,692	$13,438
12/19	$13,909	$13,105	$14,060
1/20	$13,515	$12,831	$13,653
2/20	$12,418	$11,671	$12,321
3/20	$10,288	$10,113	$10,068
4/20	$11,396	$10,767	$11,247
5/20	$12,440	$11,236	$12,035
6/20	$12,567	$11,618	$12,250
7/20	$12,993	$11,889	$12,720
8/20	$13,749	$12,500	$13,647
9/20	$13,792	$12,175	$13,489
10/20	$13,366	$11,689	$13,054
11/20	$14,687	$13,501	$14,851
12/20	$15,716	$14,129	$15,857
1/21	$15,436	$13,978	$15,816
2/21	$15,683	$14,292	$16,275
3/21	$16,005	$14,621	$16,630
4/21	$16,864	$15,060	$17,318
5/21	$17,240	$15,552	$17,708
6/21	$16,982	$15,377	$17,429
7/21	$17,594	$15,492	$17,693
8/21	$18,088	$15,766	$18,168
9/21	$17,369	$15,308	$17,555
10/21	$17,959	$15,685	$17,909
11/21	$17,133	$14,955	$16,906
12/21	$17,890	$15,720	$17,622
1/22	$16,414	$14,961	$16,418
2/22	$15,937	$14,696	$16,271
3/22	$15,573	$14,791	$16,349
4/22	$14,358	$13,834	$15,213
5/22	$14,301	$13,937	$15,111
6/22	$12,722	$12,644	$13,416
7/22	$13,903	$13,274	$14,332
8/22	$12,813	$12,644	$13,712
9/22	$11,552	$11,461	$12,148
10/22	$12,097	$12,077	$12,692
11/22	$13,665	$13,438	$13,912
12/22	$13,375	$13,448	$13,995
1/23	$14,293	$14,538	$15,066
2/23	$13,800	$14,234	$14,697
3/23	$13,926	$14,587	$14,693
4/23	$14,282	$14,999	$14,952
5/23	$13,788	$14,364	$14,331
6/23	$14,132	$15,018	$14,764
7/23	$14,557	$15,504	$15,432
8/23	$13,937	$14,910	$14,915
9/23	$13,169	$14,400	$14,251
10/23	$12,561	$13,817	$13,410
11/23	$13,914	$15,099	$14,710
12/23	$14,936	$15,901	$15,762
1/24	$14,365	$15,993	$15,492
2/24	$14,482	$16,285	$15,537
3/24	$14,831	$16,821	$16,168
4/24	$14,249	$16,390	$15,702
5/24	$14,796	$17,025	$16,389
6/24	$14,424	$16,750	$15,917
7/24	$15,448	$17,242	$16,802
8/24	$15,821	$17,802	$17,116
9/24	$16,135	$17,967	$17,579
10/24	$14,994	$16,990	$16,574
11/24	$15,261	$17,364	$16,947

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class A	9.63%	2.80%	5.46%
Class A with 5.25% Maximum Sales Charge	3.89%	1.70%	4.83%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	11.88%	5.88%	6.35%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	13.07%	4.35%	6.06%

Performance Inception Date	Dec. 16, 2015
AssetsNet	$ 16,577,814
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 402,343
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,577,814
# of Portfolio Holdings	103
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$402,343

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Australasia/Pacific	10.3%
North America	11.3%
Asia	29.0%
Developed Europe	49.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Diploma PLC	1.9%
BayCurrent, Inc.	1.6%
discoverIE Group PLC	1.6%
JTC PLC	1.6%
Wise PLC, Class A	1.5%
Volution Group PLC	1.5%
Kotobuki Spirits Co. Ltd.	1.5%
CAR Group Ltd.	1.5%
Games Workshop Group PLC	1.5%
As One Corp.	1.4%
Total	15.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000163813
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small-Cap Fund
Class Name	Class I
Trading Symbol	EILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An overweight position in silicon wafer maker SUMCO Corp. hurt returns as a prolonged slowdown in demand for semiconductor wafers led to disappointing earnings

↓ An overweight in telecommunications provider Spark New Zealand Ltd. hurt returns on lower-than-expected earnings due to weak corporate and government demand

↓ An overweight position in Australian hardware and software distributor Dicker Data Ltd. fell in value as a weak macro-economic backdrop led to soft demand

↓ Among sectors, stock selections in consumer discretionary and health care, and selections and an overweight exposure to information technology hurt returns

↑ An overweight position in Japanese building materials company Sanwa Holdings Corp. doubled in value on strong demand and improved pricing that boosted sales

↑ An out-of-Index holding in Zegona Communications PLC doubled in value after it acquired Vodafone Spain and executed related business restructurings

↑ An out-of-Index holding in Australian online classified car advertising firm CAR Group Ltd. grew in value on steady double-digit revenue and earnings growth

↑ Among sectors, stock selections in consumer staples and communication services, and stock selections and an underweight position in energy helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$949,350	$915,186	$924,887
2/16	$935,344	$898,420	$929,811
3/16	$1,015,374	$956,877	$1,007,119
4/16	$1,018,374	$984,580	$1,038,920
5/16	$1,029,380	$975,636	$1,040,224
6/16	$983,365	$942,886	$994,192
7/16	$1,033,380	$990,672	$1,053,245
8/16	$1,034,376	$991,376	$1,044,416
9/16	$1,065,389	$1,003,554	$1,073,754
10/16	$1,025,378	$983,027	$1,041,891
11/16	$1,001,369	$963,449	$1,016,147
12/16	$1,023,371	$996,393	$1,044,282
1/17	$1,068,486	$1,025,296	$1,081,871
2/17	$1,082,838	$1,039,957	$1,102,650
3/17	$1,120,779	$1,068,586	$1,123,750
4/17	$1,171,020	$1,095,776	$1,163,547
5/17	$1,220,245	$1,135,996	$1,201,751
6/17	$1,232,555	$1,133,986	$1,205,575
7/17	$1,286,908	$1,166,697	$1,248,032
8/17	$1,289,979	$1,166,258	$1,258,532
9/17	$1,332,017	$1,195,275	$1,293,058
10/17	$1,350,470	$1,213,425	$1,311,331
11/17	$1,381,229	$1,226,152	$1,329,854
12/17	$1,404,021	$1,245,834	$1,368,379
1/18	$1,477,250	$1,308,324	$1,432,226
2/18	$1,410,390	$1,249,271	$1,376,571
3/18	$1,419,950	$1,226,755	$1,361,508
4/18	$1,433,738	$1,254,765	$1,382,246
5/18	$1,426,305	$1,226,561	$1,372,443
6/18	$1,398,717	$1,211,575	$1,348,729
7/18	$1,414,645	$1,241,399	$1,356,391
8/18	$1,404,037	$1,217,424	$1,347,031
9/18	$1,404,041	$1,227,990	$1,337,229
10/18	$1,265,020	$1,130,252	$1,209,756
11/18	$1,256,535	$1,128,827	$1,197,876
12/18	$1,190,470	$1,074,030	$1,121,089
1/19	$1,279,555	$1,144,615	$1,216,210
2/19	$1,305,166	$1,173,793	$1,244,224
3/19	$1,305,162	$1,181,195	$1,243,593
4/19	$1,338,567	$1,214,404	$1,277,568
5/19	$1,276,209	$1,156,081	$1,210,498
6/19	$1,344,140	$1,224,666	$1,265,512
7/19	$1,315,185	$1,209,117	$1,259,875
8/19	$1,298,481	$1,177,794	$1,230,700
9/19	$1,324,089	$1,211,545	$1,262,106
10/19	$1,363,061	$1,255,074	$1,313,926
11/19	$1,416,509	$1,269,223	$1,343,764
12/19	$1,482,568	$1,310,472	$1,405,961
1/20	$1,441,771	$1,283,100	$1,365,302
2/20	$1,323,884	$1,167,110	$1,232,097
3/20	$1,097,186	$1,011,338	$1,006,834
4/20	$1,215,068	$1,076,673	$1,124,681
5/20	$1,327,287	$1,123,557	$1,203,549
6/20	$1,340,887	$1,161,813	$1,224,957
7/20	$1,387,361	$1,188,894	$1,271,959
8/20	$1,467,831	$1,250,016	$1,364,741
9/20	$1,472,363	$1,217,536	$1,348,873
10/20	$1,428,153	$1,168,922	$1,305,364
11/20	$1,569,833	$1,350,120	$1,485,060
12/20	$1,679,861	$1,412,895	$1,585,660
1/21	$1,650,080	$1,397,842	$1,581,647
2/21	$1,676,411	$1,429,195	$1,627,477
3/21	$1,711,909	$1,462,057	$1,662,983
4/21	$1,804,671	$1,506,049	$1,731,847
5/21	$1,843,611	$1,555,163	$1,770,798
6/21	$1,817,279	$1,537,662	$1,742,921
7/21	$1,882,551	$1,549,239	$1,769,306
8/21	$1,936,371	$1,576,567	$1,816,834
9/21	$1,859,649	$1,530,813	$1,755,494
10/21	$1,922,629	$1,568,464	$1,790,857
11/21	$1,834,456	$1,495,462	$1,690,633
12/21	$1,916,219	$1,572,036	$1,762,249
1/22	$1,759,471	$1,496,069	$1,641,768
2/22	$1,707,221	$1,469,616	$1,627,117
3/22	$1,669,553	$1,479,062	$1,634,852
4/22	$1,539,537	$1,383,374	$1,521,327
5/22	$1,533,462	$1,393,745	$1,511,091
6/22	$1,364,562	$1,264,423	$1,341,636
7/22	$1,492,148	$1,327,429	$1,433,240
8/22	$1,375,498	$1,264,383	$1,371,187
9/22	$1,239,406	$1,146,104	$1,214,759
10/22	$1,298,946	$1,207,735	$1,269,188
11/22	$1,466,631	$1,343,770	$1,391,169
12/22	$1,436,492	$1,344,849	$1,399,501
1/23	$1,534,798	$1,453,751	$1,506,577
2/23	$1,481,958	$1,423,417	$1,469,667
3/23	$1,496,704	$1,458,695	$1,469,305
4/23	$1,534,798	$1,499,878	$1,495,196
5/23	$1,481,958	$1,436,406	$1,433,134
6/23	$1,518,823	$1,501,776	$1,476,437
7/23	$1,565,518	$1,550,368	$1,543,184
8/23	$1,499,162	$1,490,970	$1,491,480
9/23	$1,416,831	$1,440,042	$1,425,101
10/23	$1,351,703	$1,381,660	$1,340,967
11/23	$1,497,933	$1,509,903	$1,470,954
12/23	$1,607,584	$1,590,122	$1,576,182
1/24	$1,546,331	$1,599,273	$1,549,219
2/24	$1,560,082	$1,628,547	$1,553,730
3/24	$1,597,584	$1,682,109	$1,616,817
4/24	$1,535,080	$1,639,033	$1,570,160
5/24	$1,595,083	$1,702,520	$1,638,879
6/24	$1,555,081	$1,675,035	$1,591,660
7/24	$1,665,087	$1,724,175	$1,680,152
8/24	$1,706,339	$1,780,239	$1,711,564
9/24	$1,738,841	$1,796,678	$1,757,935
10/24	$1,617,585	$1,698,973	$1,657,375
11/24	$1,645,636	$1,736,382	$1,694,747

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class I	9.86%	3.04%	5.71%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	11.88%	5.88%	6.35%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	13.07%	4.35%	6.06%

Performance Inception Date	Dec. 16, 2015
AssetsNet	$ 16,577,814
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 402,343
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,577,814
# of Portfolio Holdings	103
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$402,343

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Australasia/Pacific	10.3%
North America	11.3%
Asia	29.0%
Developed Europe	49.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Diploma PLC	1.9%
BayCurrent, Inc.	1.6%
discoverIE Group PLC	1.6%
JTC PLC	1.6%
Wise PLC, Class A	1.5%
Volution Group PLC	1.5%
Kotobuki Spirits Co. Ltd.	1.5%
CAR Group Ltd.	1.5%
Games Workshop Group PLC	1.5%
As One Corp.	1.4%
Total	15.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122